EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Shares Outstanding) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	22,555,000	56,475,000	77,593,333	136,174,167
Nonvested shares outstanding, Aggregate intrinsic value	$ 2,334,443	$ 5,845,163
December 19, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding
Nonvested shares outstanding, Aggregate intrinsic value
February 3, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	2,000,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 207,000
April 1, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	940,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 97,290
July 10, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	2,325,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 240,638
July 15, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding
Nonvested shares outstanding, Aggregate intrinsic value
June 22, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	5,250,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 543,375
October 3, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	12,040,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 1,246,140